Taxation (Details 1) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Loss before income tax	SFr (6,825,738)	SFr (11,334,224)	SFr (24,427,247)
Income tax at statutory tax rates applicable to results in the respective countries	854,636	2,397,177	5,311,030
Effect of unrecognized temporary differences	89,974	140,371	193,598
Effect of unrecognized taxable losses	(913,309)	(2,553,594)	(5,429,935)
Effect of utilization of previously unrecognized taxable losses	193,155
Effect of impairment of deferred tax assets	(131,055)
Effect of previously unrecognised deferred tax asset	20,977	114,116	39,189
Effect of expenses deductible for tax purposes			9,696
Effect of expenses not considerable for tax purposes	(29,549)
Effect of changes in local tax legislation and/or local tax rates	110,758
Effect of impact from application of different tax rates	(1,750)	(260,247)	(105,805)
Effect of unrecognized taxable losses in equity
Income tax gain/(loss)	SFr 193,837	SFr (162,177)	SFr 17,773